Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
8. Stock-based Compensation
Stock Incentive Plans
On March 12, 2018, the Board adopted the 2018 Equity Incentive Plan (the “2018 Plan”). The 2018 Plan became effective on April 20, 2018 upon approval by the stockholders of the Company with the outstanding options and shares available for future grant under any prior plans being assumed by the 2018 Plan. During September 2025, the Board of Directors approved to reset the number of shares of common stock reserved under the 2018 Plan to be 1,818,181 shares. As of March 31, 2026, there were 854,686 shares remaining and available for issuance under the 2018 Plan.
Stock options granted have a
ten-year
contractual life and, upon termination of service, vested options are generally exercisable between one
and
three
months following the termination date, while unvested options are forfeited immediately.
Summary of Stock Option Activity
Transactions related to stock options awarded to employees and directors during the three months ended March 31, 2026 were as follows:

	Shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value (in thousands)
Options outstanding at December 31, 2025	903,096	$11.99	9.62	$893
Granted	—	—	—	—
Exercised	(23,723)	1.65	—	23
Forfeited	—	—	—	—

Options outstanding at March 31, 2026	879,373	$12.44	9.44	$845

Options exercisable at March 31, 2026	550,593	$19.03	9.41	$519

The aggregate intrinsic value represents the total intrinsic value (the difference between the fair value of the common stock as of March 31, 2026 and the exercise price, multiplied by the number of in-the-money
options) that would have been received by the option holders had all option holders exercised their options on March 31, 2026.
Summary of Restricted Stock Unit Activity
Activity related to restricted stock units awarded to employees during the three months ended March 31, 2026 were as follows:

	Shares	Weighted average grant date fair value per share
Unvested at December 31, 2025	4,316	$0.0011
Granted	—	—
Vested	(1,977)	0.0011
Forfeited	—	—

Unvested at March 31, 2026	2,339	$0.0011

Summary of Restricted Stock Award Activity
Activity related to restricted stock awards awarded to employees during the three months ended March 31, 2026 were as follows:

	Shares	Weighted average grant date fair value per share
Unvested at December 31, 2025	15,683	$0.0011
Granted	—	—
Vested	(1,302)	0.0011
Repurchased	—	—

Unvested at March 31, 2026	14,381	$0.0011

Stock-based Compensation
Stock-based compensation relates to employees,
non-employee
directors and
non-employee
consultants, time-based stock options, performance-based stock options, restricted stock awards, and restricted stock units granted. Total stock-based compensation expense related to all of the Company’s stock-based awards was recognized as follows (in thousands):

	Three Months Ended March 31,
	2026	2025
Research and development	$16	$15
General and administrative	30	5

Total stock-based compensation expense	$46	$20

10. Stock-Based Compensation
Stock Incentive Plans
On March 12, 2018, the Board adopted the 2018 Plan. The 2018 Plan became effective on April 20, 2018 upon approval by the stockholders of the Company with the outstanding options and shares available for future grant under any prior plans being assumed by the 2018 Plan. During September 2025, the Board of Directors approved to reset the number of shares of common stock reserved under the 2018 Plan to be
1,818,181 shares. As of December 31, 2025, there were 854,686 shares remaining and available for issuance under the 2018 Plan.
Stock options granted have a
ten-year
contractual life and, upon termination of service, vested options are generally exercisable between one
and
three months
following the termination date, while unvested options are forfeited immediately.
Summary of Stock Option Activity
Transactions during the year ended December 31, 2025 related to stock options granted to employees and directors were as follows:

	Shares	Weighted average exercise price per Share	Weighted average remaining contractual life (years)	Aggregate intrinsic value (in thousands)
Options outstanding as of December 31, 2024	27,322	$352.55	7.09	—
Granted	894,356	1.76	—	$833
Exercised	(18,245)	0.0011	—	—
Forfeited	(337)	0.0011	—	—

Options outstanding as of December 31, 2025	903,096	$11.99	9.62	$893

Options exercisable at December 31, 2025	589,711	$17.82	9.57	$567

On March 25, 2024 and October 16, 2024, the Board approved two separate stock option repricings. Pursuant to the March 25, 2024 repricing, the exercise price of each relevant option was amended to reduce the exercise price to $9.90 the closing price per share of the Company’s common stock on that date. Pursuant to the October 16, 2024 repricing, the exercise price of each relevant option was amended to reduce the exercise price to $0.0011 the closing price per share of the Company’s common stock on that date. The relevant options for each repricing were all outstanding eligible stock options granted under the 2018 Plan. As a result of the repricings, the Company recorded an incremental stock compensation charge of less than $0.1 million during the year ended December 31, 2024.
The weighted average grant date fair values of stock options granted was $0.99 and $34.43 during the years ended December 31, 2025 and 2023, respectively. No stock options were granted during the year ended December 31, 2024. The fair value of shares vested during the year ended December 31, 2025 was $0.88. The fair value of shares exercised during the year ended December 31, 2025 was $0.0011.
As of December 31, 2025, the unrecognized compensation cost related to the outstanding options was $0.9 million, which is expected to be recognized over a weighted-average period of 2.70 years.

The following table presents the assumptions used to estimate the fair values of stock options granted in the periods presented:

	2025	2023
Dividend yield	0%	0%
Volatility	63.65% - 63.92%	79.1% - 86.95%
Risk-free interest rate	3.68% - 3.74%	3.53% - 4.36%
Expected term (years)	5.7	6
Exercise Price	$1.65 - $2.64	$46.97 - $50.93
Summary of RSU Activity
Transactions during the year ended December 31, 2025 related to RSUs were as follows:

	Shares	Weighted average grant date fair value per share
Unvested at December 31, 2024	10,767	$0.0011
Granted	90,909	1.65
Vested	(95,931)	1.43
Cancelled	(1,429)	0.0011

Unvested at December 31, 2025	4,316	$0.0011

The RSUs granted during the year ended December 31, 2025 vested 100% immediately, for which the Company recognized $150,000 of stock-based compensation expense. The fair value of restricted stock units vested during the year ended December 31, 2025 was $1.65. As of December 31, 2025, there was no unrecognized compensation cost related to the RSUs.
Summary of RSA Activity
Transactions during the year ended December 31, 2025 related to RSAs were as follows:

	Shares	Weighted average grant date fair value per share
Unvested at December 31, 2024	20,906	$0.0011
Granted	—	—
Vested	(5,223)	0.0011
Repurchased	—	—

Unvested at December 31, 2025	15,683	$0.0011

The Company granted RSAs during the year ended December 31, 2024 at a weighted grant-date fair value of $0.0011 per share under the 2018 Plan. There were no grants of RSAs during the years ended December 31, 2025.
Stock-based Compensation Expense
Stock-based compensation expense relates to stock options granted to employees, non-employee
directors and consultants, time-based RSUs, time-based RSAs and performance-based stock options granted to an employee. The total equity-based compensation expense related to all of the Company’s equity-based awards was recognized as follows (in thousands):

	Year ended December 31,
	2025	2024	2023
Research and development	$51	$142	$691
General and administrative	184	399	1,274

Total stock-based compensation expense	$235	$541	$1,965